RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
ICC [Member]
Statement [Line Items]
Payments for consulting fees	$ 333	$ 212